Cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 47	$ 86
Local Countries [Member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	24	77
UK Portfolio [member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	11	9
Other Restrictions [Member]
Disclosure of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 12	$ 0